Condensed Consolidating Financial Information Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	$ 2,099	$ 2,237	$ 14,295	$ 12,343	$ 13,136
Investments in parks, resorts and other property	(1,195)	(981)	(4,465)	(3,623)	(4,773)
Acquisitions			(1,581)	(417)	(850)
Intercompany investing activities, net	0		0	0	0
Other	(141)	(62)	710	(71)	(135)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(1,336)	(1,043)	(5,336)	(4,111)	(5,758)
Commercial paper, net	(302)	1,140	(1,768)	1,247	(920)
Borrowings	0	1,025	1,056	4,820	6,065
Reduction of borrowings	0	(1,330)	(1,871)	(2,364)	(2,205)
Dividends			(2,515)	(2,445)	(2,313)
Repurchases of common stock	0	(1,313)	(3,577)	(9,368)	(7,499)
Proceeds from exercise of stock options	37	50	210	276	259
Intercompany financing and other, net	0	0	0	0	0
Contributions from noncontrolling interests			399	17	0
Other	(146)	(156)	(777)	(1,142)	(607)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(411)	(584)	(8,843)	(8,959)	(7,220)
Impact of exchange rates on cash, cash equivalents and restricted cash	(44)	21	(25)	31	(123)
Change in Cash, Cash Equivalents and Restricted Cash	308	631	91	(696)	35
Cash, Cash Equivalents and Restricted Cash, Beginning of Period	4,155	4,064	4,064	4,760	4,725
Cash, Cash Equivalents and Restricted Cash, End of Period	4,463	4,695	4,155	4,064	4,760
Reclassifications & Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	0	0	(190)	(1,871)	(235)
Investments in parks, resorts and other property	0	0	0	0	0
Acquisitions			0	0	0
Intercompany investing activities, net	11		1,327	1,856	617
Other	0	0	0	0	0
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	11	0	1,327	1,856	617
Commercial paper, net	0	0	0	0	0
Borrowings		0	0	0	0
Reduction of borrowings		0	0	0	0
Dividends			190	1,871	235
Repurchases of common stock		0	0	0	0
Proceeds from exercise of stock options	0	0	0		0
Intercompany financing and other, net	(11)	0	(1,327)	(1,856)	(617)
Contributions from noncontrolling interests			0	0
Other	0	0	0	0	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(11)	0	(1,137)	15	(382)
Impact of exchange rates on cash, cash equivalents and restricted cash	0	0	0	0	0
Change in Cash, Cash Equivalents and Restricted Cash	0	0	0	0	0
Cash, Cash Equivalents and Restricted Cash, Beginning of Period	0	0	0	0	0
Cash, Cash Equivalents and Restricted Cash, End of Period	0	0	0	0	0
TWDC
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(20)	0	0	0	0
Investments in parks, resorts and other property	0	0	0	0	0
Acquisitions			0	0	0
Intercompany investing activities, net	0		0	0	0
Other	0	0	0	0	0
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	0	0	0	0	0
Commercial paper, net	0	0	0	0	0
Borrowings		0	0	0	0
Reduction of borrowings		0	0	0	0
Dividends			0	0	0
Repurchases of common stock		0	0	0	0
Proceeds from exercise of stock options	0	0	0	0	0
Intercompany financing and other, net	20	0	0	0	0
Contributions from noncontrolling interests			0	0
Other	0	0	0	0	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	20	0	0	0	0
Impact of exchange rates on cash, cash equivalents and restricted cash	0	0	0	0	0
Change in Cash, Cash Equivalents and Restricted Cash	0	0	0	0	0
Cash, Cash Equivalents and Restricted Cash, Beginning of Period	0	0	0	0	0
Cash, Cash Equivalents and Restricted Cash, End of Period	0	0	0	0	0
Legacy Disney
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	135	1,255	336	753	(385)
Investments in parks, resorts and other property	0	0	(3)	(7)	(12)
Acquisitions			0	0	0
Intercompany investing activities, net	(11)		(1,327)	(1,856)	(617)
Other	0	0	0	15	(74)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(11)	0	(1,330)	(1,848)	(703)
Commercial paper, net	(302)	1,140	(1,768)	1,247	(920)
Borrowings		997	997	4,741	4,948
Reduction of borrowings		(1,299)	(1,800)	(1,850)	(2,000)
Dividends			(2,515)	(2,445)	(2,313)
Repurchases of common stock		(1,313)	(3,577)	(9,368)	(7,499)
Proceeds from exercise of stock options	37	50	210	276	259
Intercompany financing and other, net	75	(272)	10,343	8,394	8,624
Contributions from noncontrolling interests			0	0
Other	(125)	(158)	(222)	(266)	(42)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(315)	(855)	1,668	729	1,057
Impact of exchange rates on cash, cash equivalents and restricted cash	0	0	0	0	0
Change in Cash, Cash Equivalents and Restricted Cash	(191)	400	674	(366)	(31)
Cash, Cash Equivalents and Restricted Cash, Beginning of Period	1,367	693	693	1,059	1,090
Cash, Cash Equivalents and Restricted Cash, End of Period	1,176	1,093	1,367	693	1,059
Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	1,984	982	14,149	13,461	13,756
Investments in parks, resorts and other property	(1,195)	(981)	(4,462)	(3,616)	(4,761)
Acquisitions			(1,581)	(417)	(850)
Intercompany investing activities, net	0		0	0	0
Other	(141)	(62)	710	(86)	(61)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(1,336)	(1,043)	(5,333)	(4,119)	(5,672)
Commercial paper, net	0	0	0	0	0
Borrowings		28	59	79	1,117
Reduction of borrowings		(31)	(71)	(514)	(205)
Dividends			(190)	(1,871)	(235)
Repurchases of common stock		0	0	0	0
Proceeds from exercise of stock options	0	0	0	0	0
Intercompany financing and other, net	(84)	272	(9,016)	(6,538)	(8,007)
Contributions from noncontrolling interests			399	17
Other	(21)	2	(555)	(876)	(565)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(105)	271	(9,374)	(9,703)	(7,895)
Impact of exchange rates on cash, cash equivalents and restricted cash	(44)	21	(25)	31	(123)
Change in Cash, Cash Equivalents and Restricted Cash	499	231	(583)	(330)	66
Cash, Cash Equivalents and Restricted Cash, Beginning of Period	2,788	3,371	3,371	3,701	3,635
Cash, Cash Equivalents and Restricted Cash, End of Period	$ 3,287	$ 3,602	$ 2,788	$ 3,371	$ 3,701